Manor Investment Funds, Inc.
                                 15 Chester Commons
                                 Malvern, PA  19355
                                                               December 31, 1999

     Dear Fellow Shareholders:

          I am pleased to report that shareholder assets invested in Manor Investment Funds, Inc. have grown to over $4.5 million, a 70% increase over last year. The increase in assets was driven by shareholder investments in our new Growth Fund, which rose to over $1 million in just six months. I thank each one of you for contributing to our success.

          On December 28, 1999, the Board of Directors declared dividends for the funds, distributing $0.073 for the Manor Fund and $0.123 for the Bond Fund. Additional information on these dividend distributions will be provided on Form 1099 DIV, mailed to all taxable accounts by the end of January. The dividend distributions are also included in the transaction portion of your quarterly shareholder account statement. The information in this Semi-Annual report provides a listing of fund assets for each portfolio, financial statements for each fund, top holdings, industry sectors, a chart of performance and a performance table for each fund.

          The Manor Fund rose 6.61% for the 4th Quarter of 1999 and 10.95% for the full year. The Fund was helped by strong performance from Cisco Systems, America Online, and General Electric. Cisco, a top performer from the previous quarter, benefits as the dominant producer of internet communications equipment. AOL jumped on growth in its subscriber base and strategic alliances, while GE continues to lead the industry in each of its business segments. The fund was hurt by poor performance from Tandy, Masco Corp., and Elder Trust. Tandy dropped after announcing lower than expected sales growth during December. Masco suffered from profit taking after a strong performance during the previous quarter, and Elder Trust declined when a planned restructuring was delayed.

          The Growth Fund rose 21.20% for the quarter and 17.20% in the six months since inception. The Fund was helped by strong performance from Oracle, CTC Communications, and Global Crossings. Oracle jumped after announcing improved earnings expectations. CTC and Global Crossing rose as the market recognized the potential for companies that provide data communication. The fund was hurt by poor performance from Bergen Brunswig, Ultramar Diamond Shamrock, and Lear. Bergen continues to suffer in a difficult medical reimbursement environment. Ultramar declined despite higher oil prices, and Lear declined despite beating earnings expectations.

          The Bond Fund declined 0.17% for the 4th Quarter, but rose 0.23% in the six months since inception. With an average yield of 5.53% and an average maturity of 2.15 years, the fund is well positioned for a rising interest rate environment. At year-end the Fund held approximately one third of its assets in money market funds, which I expect to use to purchase intermediate-term Treasury securities as yields rise.

          I was somewhat surprised by the strength of the markets during the 4th Quarter, especially in December. I had expected the market to sell off late in the year and then rally after year-end. I expect the market to perform well through the end of the first quarter on the strength of cash inflow from retirement savings. Going forward, the stock market will need strong corporate profits and a favorable interest rate environment to preserve the bull market.
						    Sincerely,
                                        Daniel A. Morris






     Manor Fund          Portfolio of          December 31, 1999
                         Investments

Common and Preferred Stock  98.5 %                  Market Value
     Consumer Staples   7.4 %
                      3,560 Pepsico                 $    125,490
                      1,710 Tribune Co.                   94,157
                                                      ----------
                                                         219,647
     Retail     5.8 %
                      3,030 McDonalds                    122,147
                      1,000 Tandy Corp.                   49,187
                                                      ----------
                                                         171,334
     Medical    6.9 %
                      1,600 Merck                        107,500
                      2,970 Pfizer                        96,339
                                                      ----------
                                                         203,839
     Automobile   4.8 %
                      1,181 Delphi Automotive             18,601
                      1,690 General Motors               122,842
                                                      ----------
                                                         141,443
     Basic Materials    4.6 %
                      2,050 DuPont                       135,044
                                                      ----------
                                                         135,044
     Construction      3.6 %
                      4,210 Masco Corp.                  106,829
                                                      ----------
                                                         106,829
     Multi-Industry    13.2 %
                      1,550 General Electric             239,863
                      2,610 Honeywell International      150,564
                                                      ----------
                                                         390,427
     Computer   30.2 %
                      1,660 America Online               125,952
                      2,470 Cisco Systems                264,599
                        980 Hewlett-Packard              111,475
                      2,160 Intel                        177,795
                      1,980 Intl. Bus. Mach.             213,593
                                                      ----------
                                                         893,414
     Oils    4.7 %
                      1,600 Chevron                      138,600
                                                      ----------
                                                         138,600
     Finance    12.2 %
                      2,720 Allstate Ins.                 65,450
                      2,100 Citigroup                    116,944
                      9,630 Elder Trust                   58,382
                      3,560 Mellon Fin. Corp.            121,262
                                                      ----------
                                                         362,038
     Transportation    2.1 %
                      1,260 Delta Airlines                62,764
                                                      ----------
                                                          62,764
     Industrial Products  3.0 %
                       2240 Tyco Intl Ltd.                87,360
                                                      ----------
                                                          87,360

                                                      ----------
                                                       2,912,738

     Cash and Cash Equivalents 1.5 %
                          FNB WC Demand Deposit               20
                          FNB WC Inv. Choice              44,153
                                                      ----------
                                                          44,173

                            Dividend Rec.                  1,490
                                                      ----------
     Total Portfolio                               $   2,958,401
                                                      ==========


                 Statement of Assets and Liabilities
                     Manor Investment Funds, Inc.
                              Manor Fund
                               12/31/99

     Assets
     Investments at market value  (cost:  $       $  2,958,418.73
     2,269,954.64)
     Receivable for :
            Dividends                       -
            Interest                     97.21
                                      --------
                                                            97.21
                                                     ------------
                                                     2,958,515.94

     Liabilities and Net Assets
     Payable for:
            Expenses                  2,550.17
            Payable to shareholders         -
                                     ---------
                                                         2,550.17
                                                     ------------
     Net Assets applicable to Fund                $  2,955,965.77
     shares outstanding                              ============


     Fund Shares outstanding                          173,040.552
                                                     ============

     Pricing of Shares
     Net asset value per share                       $      17.08
                                                     ============





                       Statement of Operations
                     Manor Investment Funds, Inc.
                              Manor Fund
                               12/31/99

     Investment Income:
           Dividends                $ 51,768.58
           Interest                    6,782.02
           Accrued Income change        (332.26)
                                     ----------
                                                     $  58,218.34

     Expenses:
           Trustee Fee                  1,819.55
           Management Fee              29,629.35
           Misc. Fee                   17,630.92
           Accrued Expense change      (4,146.66)
                                                      -----------
                                                        44,933.16

     Net Investment Income                              13,285.18


     Realized and unrealized gain on investments:

     Realized gain on securities transactions:
           Proceeds from sales        577,908.36
           Cost of securities sold    621,611.96
                                     -----------
                                                      (43,703.60)

     Unrealized appreciation(depreciation) of investments:
           Beginning of period        356,149.27
           End of period              688,464.09
                                     -----------
                                                       332,314.82
                                                      -----------

     Net realized and unrealized gain on investments   288,611.22
                                                      -----------
     Net increase in net assets from operations      $ 301,896.40
     from operations                                  ===========




                  Statement of Changes in Net Assets
                     Manor Investment Funds, Inc.
                              Manor Fund
                               12/31/99


     From Operations:
           Net investment income                  $     13,285.18
           Net realized gain from security sales       (43,703.60)
           Net change in unrealized appreciation       332,314.82
                                                     ------------
     Net increase in net assets from operations        301,896.40

     Distributions to shareholders from:
           Net investment income                        12,478.54
           Net realized short term gain                       -
           Net realized long term gain                        -
                                                     ------------
                                                        12,478.54

     From Fund share transactions:
           Reinvestment of dividends and                12,478.54
           gain distributions
           Proceeds from shares sold                   259,610.67
           Payments for shares redeemed               (257,867.23)
           Residual cash change                              -
                                                     ------------
     Net increase in net assets from Fund               14,221.98
     share transactions

     Total increase in net assets                      303,639.84

     Net assets:
           Beginning of period                       2,652,325.93
                                                     ------------
           End of period                          $  2,955,965.77
                                                     ============



                                                    Manor Fund
     Top Five Holdings                       December 31, 1999

     Company                 Industry          % of Net Assets

     Cisco Systems           Computer                    8.9 %
     General Electric        Multi-Industry              8.1 %
     Intl. Bus. Machines     Computer                    7.2 %
     Intel                   Computer                    6.0 %
     Honeywell Int'l         Multi-Industry              5.1 %




     Top Five Industries             December 31, 1999

     Industry                          % of Net Assets

     Computer                                   30.2 %
     Multi-Industry                             13.2 %
     Finance                                    12.2 %
     Consumer Staples                            7.4 %
     Medical                                     6.9 %



                                                      Annualized
                                Total      Total    Total Return
                               Return     Return           Since
                             3 Months        YTD       Inception
     Manor  Fund               6.61 %    10.95 %         14.13 %
     Lipper Growth &           8.40 %    11.28 %         17.15 %
     Income Fund Index
     S&P 500 Index            14.88 %    21.04 %         25.82 %




     Growth Fund          Portfolio of         December 31, 1999
                          Investments

Common and Preferred Stock 94.0 %                   Market Value
     Consumer Staples   1.1 %
                      470  Jones New York           $     12,749
                                                       ---------
                                                          12,749
     Consumer Discretionary  1.5 %
                      220  Cablevision                    16,610
                                                       ---------
                                                          16,610
     Retail     3.0 %
                    1,900  Bergen Brunswig                15,794
                    2,730  Charming Shoppes               18,086
                                                       ---------
                                                          33,880
     Medical   8.6 %
                      580  Biogen                         49,010
                    1,890  Ivax Corp.                     48,667
                                                       ---------
                                                          97,677
     Automobile   1.0 %
                      360  Lear Corp                      11,520
                                                       ---------
                                                          11,520
     Industrial Products    4.9 %
                    1,420  Allied Waste                   12,514
                    2,500  Sensormatic Electronics        43,594
                                                       ---------
                                                         561,008
     Computer   42.5 %
                      920  BMC Software                   73,542
                      310  Cisco Systems                  33,209
                    1,370  Dell Computer                  69,870
                      820  Intel                          67,496
                      490  Microsoft Corp.                57,208
                      380  Oracle Corp.                   42,584
                      980  Sun Microsystems               75,889
                    1,400  Xilinx                         63,656
                                                       ---------
                                                         483,454
     Oils    3.2 %
                    1,470  Global Marine                  24,439
                      550  Ultramar Dia. Shamrock         12,478
                                                       ---------
                                                          36,917
     Finance    6.2 %
                      670  Bear Stearns                   28,642
                    2,190  Elder Trust                    13,277
                      790  T. Rowe Price                  29,181
                                                       ---------
                                                          71,100
     Utilities   14.1 %
                    1,240  CTC Comm.                      48,379
                    1,470  Global Crossing Ld.            73,500
                      720  MCI Worldcom, Inc              38,205
                                                       ---------
                                                         160,084
     Transportation    2.0 %
                      300  Tidewater                      10,800
                      410  Trinity Industries             11,659
                                                       ---------
                                                          22,459
     Other   5.8 %
                      420  Mid Cap SPDR Trust             34,072
                      220  S&P 500 Dep. Rec.              32,313
                                                       ---------
                                                          66,385
                                                       ---------
                                                       1,068,943
     Cash and Cash Equivalents      6.0 %
                           FNB WC Inv. Choice            367,825
                           Payable to Broker            (299,090)
                                                       ---------
     Total Portfolio                               $   1,137,678
                                                       =========



                 Statement of Assets and Liabilities
                     Manor Investment Funds, Inc.
                             Growth Fund
                               12/31/99

     Assets
     Investments at market value                 $  1,137,678.25
       (cost:  $ 1,016,369.03)
     Receivable for :
            Dividends                      -
            Interest                   112.36
                                      -------
                                                          112.36
                                                    ------------
                                                    1,137,790.61

     Liabilities and Net Assets
     Payable for:
            Expenses                   338.34
            Payable to shareholders       -
                                      -------
                                                          338.34
                                                    ------------
     Net Assets applicable to Fund               $  1,137,452.27
     shares outstanding                             ============

     Fund Shares outstanding                          97,023.430
                                                    ============

     Pricing of Shares

     Net asset value per share                        $    11.72
                                                      ==========



                       Statement of Operations
                     Manor Investment Funds, Inc.
                             Growth Fund
                               12/31/99


     Investment Income:
           Dividends                   $ 1,560.11
           Interest                      1,872.56
           Accrued Income change           112.36
                                        ---------
                                                   $    3,545.03
                                                      ----------
     Expenses:
           Trustee Fee                   1,352.15
           Management Fee                1,721.39
           Misc. Fee                       107.00
           Accrued Expense change          338.34
                                         --------
                                                        3,518.88
                                                      ----------
     Net Investment Income                                 26.15


     Realized and unrealized gain on investments:

     Realized gain on securities transactions:
           Proceeds from sales           9,533.42
           Cost of securities sold      13,201.25
                                       ----------
                                                      (3,667.83)

     Unrealized appreciation(depreciation) of
     investments:
           Beginning of period                 -
           End of period               121,309.22
                                      -----------
                                                      121,309.22
                                                     -----------

     Net realized and unrealized gain                 117,641.39
     on investments                                  -----------
     Net increase in net assets from               $  117,667.54
     operations                                      ===========



                  Statement of Changes in Net Assets
                     Manor Investment Funds, Inc.
                             Growth Fund
                               12/31/99


     From Operations:
           Net investment income                   $       26.15
           Net realized gain from security sales       (3,667.83)
           Net change in unrealized appreciation      121,309.22
                                                    ------------
     Net increase in net assets from operations       117,667.54

     Distributions to shareholders from:
           Net investment income                               -
           Net realized short term gain                        -
           Net realized long term gain                         -
                                                    ------------
                                                               -

     From Fund share transactions:
           Reinvestment of dividends and gain
           distributions                                       -
           Proceeds from shares sold                1,030,744.73
           Payments for shares redeemed              (10,960.00)
           Residual cash change                                -
                                                    ------------
     Net increase in net assets from Fund share     1,019,784.73
     transactions

     Total increase in net assets                   1,137,452.27

     Net assets:
           Beginning of period                                 -
                                                    ------------
           End of period                           $1,137,452.27
                                                    ============



                                                Growth Fund
     Top Five Holdings                    December 31, 1999

     								   % of Net
     Company                   Industry              Assets

     Sun Microsystems          Computer               6.7 %
     BMC Software              Computer               6.5 %
     Global Crossing Ltd.      Utilities              6.5 %
     Dell Computer             Computer               6.1 %
     Intel                     Computer               5.9 %



     Top Five Industries             December 31, 1999

     Industry                          % of Net Assets

     Computer                                   42.5 %
     Utilities                                  14.1 %
     Medical                                     8.6 %
     Finance                                     6.2 %
     Industrial Products                         4.9 %



                                      Total      Total      Total
                                     Return     Return     Return
                                   3 Months        YTD      Since
                                                        Inception
     Growth Fund                    21.20 %    17.20 %    17.20 %
     Lipper Growth Fund Index       19.86 %    13.58 %    13.58 %
     S&P Mid Cap Index              17.19 %     7.34 %     7.34 %



     Bond Fund    Portfilio of Investments      December 31, 1999

Government Bonds    67.1 %                           Market Value

     US Treasury Note  60.3 %

                  30,000  Due 5/31/2001              $     29,616

                 100,000  Due 7/31/2001                    98,938

                  30,000  Due 5/15/2004                    28,716

                 100,000  Due 11/15/2005                   97,062

                          Accrued Interest                  3,361
                                                         --------
                                                          257,693

     Treasury Bills   6.8 %
                  30,000  US T-Bill 6/22/2000              29,220
                                                         --------
                                                           29,220
                                                         --------
                          Total Bonds                     286,913

     Cash and Cash Equivalents  32.9 %
                          FNB WC Investor Choice          140,763
                                                         --------
     Total Portfolio                                 $    427,676
                                                         ========



                 Statement of Assets and Liabilities
                     Manor Investment Funds, Inc.
                              Bond Fund
                               12/31/99
     Assets
     Investments at market value                   $  427,676.19
       (cost:  $ 427,839.49)
     Receivable for :
            Dividends                          -
            Interest                      226.50
                                         -------
                                                          226.50
                                                     -----------
                                                      427,902.69
     Liabilities and Net Assets
     Payable for:
            Expenses                      484.11
            Payable to shareholders        -
                                         -------
                                                          484.11
                                                     -----------

     Net Assets applicable to Fund                 $  427,418.58
     shares outstanding                              ===========

     Fund Shares outstanding                          43,176.319
                                                     ===========

    Pricing of Shares

     Net asset value per share                      $       9.90
                                                    ============


                       Statement of Operations
                              Bond Fund
     Investment Income:
            Dividends                 $      -
            Interest                    2,357.90
            Accrued Income change         226.50
                                       ---------
                                                 $      2,584.40
     Expenses:
            Trustee Fee                   316.39
            Management Fee                496.32
            Misc. Fee                          -
            Accrued Expense change        484.11
                                       ---------
                                                        1,296.82
                                                      ----------
     Net Investment Income                              1,287.58
     Realized and unrealized gain on investments:
     Realized gain on securities transactions:
            Proceeds from sales                -
            Cost of securities sold            -
                                       ----------
                                                             -
                                                       ---------
     Unrealized appreciation(depreciation) of investments:
            Beginning of period                -
            End of period                 (163.30)
                                       ----------
                                                         (163.30)


     Net realized and unrealized gain                    (163.30)
     on investments
                                                      ----------
     Net increase in net                          $     1,124.28
     assets from operations                           ==========




                  Statement of Changes in Net Assets
                     Manor Investment Funds, Inc.
                              Bond Fund
                               12/31/99
     From Operations:
           Net investment income                $       1,287.58
           Net realized gain from security sales               -
           Net change in unrealized appreciation         (163.30)
                                                      ----------
     Net increase in net assets from operations         1,124.28

     Distributions to shareholders from:
           Net investment income                        4,407.62
           Net realized short term gain                      -
           Net realized long term gain                       -
                                                      ----------
                                                        4,407.62

From Fund share transactions:
           Reinvestment of dividends and                4,407.62
           gain distributions
           Proceeds from shares sold                  456,566.30
           Payments for shares redeemed               (30,272.00)
           Residual cash change                                -
                                                      ----------
     Net increase in net assets from Fund             430,701.92
     share transactions
                                                      ----------
     Total increase in net assets                     427,418.58

     Net assets:
           Beginning of period                                 -
                                                      ----------
           End of period                           $  427,418.58
                                                      ==========


                                             Bond Fund
     Top Holdings                    December 31, 1999

     Security                          % of Net Assets
     US Treasury Note 7/01                      23.1 %
     US Treasury Note 11/05                     22.7 %
     US Treasury Note 5/01                       6.9 %
     US T-Bill 6/22/00                           6.8 %
     US Treasury Note 5/04                       6.7 %



                                Total  Total Return Total Return
                               Return           YTD        Since
                             3 Months                  Inception
     Bond Fund                -0.17 %        0.23 %       0.23 %
     Lipper US Government     -0.06 %        0.32 %       0.32 %
     Lehman Intermediate      -0.07 %        1.03 %       1.03 %
     Government




     Manor Investment Funds, Inc.

     4th Quarter Report
     December 31, 1999



     Fund Office:
     15 Chester Commons
     Malvern, PA 19355
     610-722-0900      800-787-3334



     Managed By:
     Morris Capital Advisors, Inc.